LEASE - Additional information (Details)	Dec. 31, 2021	Dec. 31, 2020
LEASE
Weighted average term - finance leases	2 years 7 months 28 days	10 months 24 days
Weighted average term - operating lease	4 years 4 months 24 days	3 years 25 days
Weighted average discount rate - finance lease	4.95%	5.54%
Weighted average discount rate - operating lease	4.34%	4.18%